Financial Assets at Amortized Cost-Securities - Summary of Amortized Cost of Financial Assets at Amortized Cost (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	R$ 1,275,799	R$ 1,101,892
Financial assets securities [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	129,804	133,119
Fair Value	126,739	130,466
Financial assets securities [Member] | Current [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	38,285	30,113
Fair Value	37,672	29,766
Financial assets securities [Member] | Current [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	38,285	30,113
Fair Value	37,672	29,766
Financial assets securities [Member] | Non-current [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	91,519	103,006
Fair Value	89,067	100,700
Financial assets securities [Member] | Non-current [member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	56,447	57,120
Fair Value	55,070	56,178
Financial assets securities [Member] | Non-current [member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	24,434	34,599
Fair Value	23,697	33,512
Financial assets securities [Member] | Non-current [member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	10,638	11,287
Fair Value	R$ 10,300	R$ 11,010